Related Party Transactions (Summary Of Related Party Outstanding Balances) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Miscellaneous	$ 66,299	$ 102,170
Axionlog Distribution B.V. [Member]
Related Party Transaction [Line Items]
Accounts and notes receivable	1,854	0
Other receivables	2,266	1,796
Miscellaneous	1,729	14,901
Accounts payable	$ 5,110	$ 7,742